Business Combination - Schedule of reconciliation of merger, reverse recapitalization (Details) - USD ($)	Aug. 07, 2024	Jun. 30, 2024	May 09, 2024
Business Combination
Less: transaction costs and advisory fees	$ (325,000)
Legacy Oklo | AltC
Business Combination
Goodwill			$ 0
Other intangible assets			$ 0
Cash proceeds from recapitalization		$ 276,209,768
Add: accrued interest receivable		43,616
Add: advance to Legacy Oklo		1,829,659
Add: prepaid expenses		3,500
Less: transaction costs and advisory fees		(14,661,884)
Cash and other assets acquired from the Business Combination		263,424,659
Less: accounts payable		(11,743)
Less: accrued expenses		(45,455)
Less: excise tax payable		(2,159,147)
Less: income taxes payable		(348,691)
Net cash from the Business Combination recorded on the condensed consolidated stockholders' equity (deficit)		$ 260,859,623